Subsequent Events (Details Narrative) - USD ($)				6 Months Ended
	Feb. 09, 2023	Feb. 03, 2023	Jan. 25, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 11, 2017
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	50,000
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Employee Benefits and Share-Based Compensation	$ 235,000
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 1.30
Purchase Agreement [Member]
Subsequent Event [Line Items]
Net proceeds from offering		$ 3,200,000
Offering expenses		$ 600,000
Shares issued		2,248,521
Shares issued price per share		$ 1.69
Warrant exerice price		$ 1.56
Warrant term		5 years
2023 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture				975,000
Common Stock, Par or Stated Value Per Share				$ 0.0001
Options exercisable				$ 1.37
Stock available for issuance			1,400,000
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture				495,000
Director [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture				455,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	50,000
Employee Benefits and Share-Based Compensation	$ 235,000
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 1.30
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Net proceeds from offering		$ 3,200,000
Offering expenses		$ 600,000
Shares issued		2,248,521
Shares issued price per share		$ 1.69
Warrant exerice price		$ 1.56
Warrant term		5 years
Subsequent Event [Member] | 2023 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Stock available for issuance			1,400,000
Subsequent Event [Member] | Chief Executive Officer And Director [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			975,000
Common Stock, Par or Stated Value Per Share			$ 0.0001
Options exercisable			$ 1.37
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			495,000
Subsequent Event [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			455,000
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture			75,000